Shareholder Report, Line Graph (Details) 191463_CrossingBridge Responsible Credit Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)						12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name						Institutional Class
Accumulated Value	$ 11,695	$ 10,855	$ 10,102	$ 10,057	$ 10,000	$ 12,445
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,594	8,600	8,544	10,005	10,000	$ 9,871
ICE BofA US High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. High Yield Total Return Index
Accumulated Value	11,056	9,559	8,675	10,094	10,000	$ 11,855
ICE BofA U.S. Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate Bond Index
Accumulated Value	9,704	8,503	8,176	9,994	10,000	$ 10,085
ICE BofA 3-7 Year US Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA 3-7 Year U.S. Treasury Index
Accumulated Value	$ 9,798	$ 8,983	$ 8,877	$ 9,984	$ 10,000	$ 10,139